Share-based compensation (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Weighted average share price	$ 15.83	$ 15.51
Share-based compensation related to share options	3,211,000	4,594,000
Exploration and evaluation [Member]
Statement [Line Items]
Share-based compensation capitalized	6,000	483,000
DSU and RSU [Member]
Statement [Line Items]
Share-based compensation	$ 7,313,000	$ 2,786,000